COMMON STOCK PURCHASE WARRANTS ISSUED TO INVESTORS - Liabilties (Details)	Jun. 30, 2021 CNY (¥)
Liabilities:
Warrant liability	¥ 29,520,000
Level 3
Liabilities:
Warrant liability	¥ 29,520,000